Purchase price - (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination Purchase Price [Abstract]
Summary of Components of Business Combination Purchase Price
The following table summarizes the components of the purchase price for Zomagen and Oppilan:

	ZOMAGEN BIOSCIENCES, LTD	OPPILAN PHARMA, LTD
Ventyx common shares issued	457,944	360,854
Ventyx’s share value	$3.06	$3.06

	$1,401,309	$1,104,213
Ventyx Series A-1 shares issued	2,003,768	4,049,143
Ventyx’s Series A-1 share value	$3.06	$3.06

	$6,131,530	$12,390,378

Stock consideration	$7,532,839	$13,494,591
Outstanding options to purchase shares of Ventyx common stock	30,483	75,955
Ventyx’s option value	$2.87	$1.86

	$87,486	$141,276
Transaction fees	$206,647	$370,195

Total purchase price	$7,826,972	$14,006,062